UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05482

Deutsche High Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of February 29, 2016 (Unaudited)

Deutsche High Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 115.1%
Consumer Discretionary 32.8%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		170,000	172,975
Ally Financial, Inc.:
3.25%, 2/13/2018		1,125,000	1,113,750
3.25%, 11/5/2018		620,000	609,150
3.5%, 1/27/2019		885,000	869,512
4.125%, 3/30/2020		370,000	368,150
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	201,500
144A, 7.875%, 12/15/2019		245,000	255,413
Altice Finco SA, 144A, 9.875%, 12/15/2020		245,000	260,925
AMC Entertainment, Inc., 5.875%, 2/15/2022		260,000	269,100
AMC Networks, Inc., 7.75%, 7/15/2021		90,000	95,175
AmeriGas Finance LLC:
6.75%, 5/20/2020		545,000	553,175
7.0%, 5/20/2022		415,000	425,894
APX Group, Inc., 6.375%, 12/1/2019		220,000	214,500
Asbury Automotive Group, Inc.:
6.0%, 12/15/2024		665,000	658,350
144A, 6.0%, 12/15/2024		560,000	554,400
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		350,000	359,625
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		365,000	295,650
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		585,000	517,725
5.5%, 4/1/2023		800,000	758,000
Beacon Roofing Supply, Inc., 144A, 6.375%, 10/1/2023		245,000	258,475
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	433,875
Boyd Gaming Corp., 6.875%, 5/15/2023		200,000	205,500
Caleres, Inc., 6.25%, 8/15/2023		165,000	163,350
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		525,000	521,062
144A, 5.375%, 5/1/2025		395,000	391,050
144A, 5.875%, 4/1/2024		400,000	408,500
144A, 5.875%, 5/1/2027		660,000	660,000
6.5%, 4/30/2021		1,000,000	1,039,375
7.0%, 1/15/2019		54,000	55,172
CCOH Safari LLC, 144A, 5.75%, 2/15/2026		770,000	772,025
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		710,000	651,425
144A, 6.375%, 9/15/2020		820,000	802,575
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		196,771	202,182
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		270,000	245,025
Series B, 6.5%, 11/15/2022		390,000	378,300
Series A, 7.625%, 3/15/2020		65,000	52,894
Series B, 7.625%, 3/15/2020		855,000	752,400
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		25,000	25,250
CSC Holdings LLC:
5.25%, 6/1/2024		295,000	252,225
6.75%, 11/15/2021		1,000,000	1,015,000
Dana Holding Corp., 5.5%, 12/15/2024		245,000	228,156
Delphi Corp., 5.0%, 2/15/2023		305,000	312,625
DISH DBS Corp.:
4.625%, 7/15/2017		190,000	194,275
5.0%, 3/15/2023		415,000	367,275
5.125%, 5/1/2020		1,400,000	1,386,000
6.75%, 6/1/2021		80,000	81,500
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		1,340,000	1,407,000
144A, 5.75%, 3/1/2023		420,000	446,775
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		470,000	462,950
5.25%, 4/15/2023		723,000	683,235
Global Partners LP, 7.0%, 6/15/2023		320,000	208,000
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023		230,000	236,325
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		560,000	523,600
144A, 5.25%, 12/15/2023		795,000	745,312
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		370,000	387,575
7.5%, 7/15/2020		130,000	136,825
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		175,000	161,000
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		1,275,000	1,254,281
L Brands, Inc., 7.0%, 5/1/2020		185,000	211,363
Lamar Media Corp., 144A, 5.75%, 2/1/2026		80,000	82,850
Lennar Corp., 4.75%, 11/15/2022		585,000	577,687
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	59,550
144A, 7.0%, 9/1/2020		410,000	429,987
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		265,000	269,638
Mediacom Broadband LLC:
5.5%, 4/15/2021		65,000	62,725
6.375%, 4/1/2023		465,000	451,050
Mediacom LLC, 7.25%, 2/15/2022		125,000	125,938
MGM Resorts International:
6.0%, 3/15/2023		375,000	384,375
6.75%, 10/1/2020		520,000	556,400
8.625%, 2/1/2019		580,000	656,850
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		335,000	325,788
Neptune Finco Corp.:
144A, 6.625%, 10/15/2025		200,000	211,000
144A, 10.125%, 1/15/2023		600,000	645,750
144A, 10.875%, 10/15/2025		425,000	459,000
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		185,000	187,313
Numericable-SFR:
144A, 4.875%, 5/15/2019		615,000	614,692
144A, 6.0%, 5/15/2022		920,000	910,800
Penske Automotive Group, Inc., 5.375%, 12/1/2024		885,000	858,450
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		185,000	196,331
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	228,250
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		75,000	76,125
144A, 5.375%, 4/15/2023		30,000	30,225
Sally Holdings LLC, 5.625%, 12/1/2025		570,000	592,800
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		475,000	464,312
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		140,000	139,300
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		125,000	128,438
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		250,000	261,250
Spectrum Brands, Inc., 5.75%, 7/15/2025		165,000	173,869
Springs Industries, Inc., 6.25%, 6/1/2021		340,000	335,750
Starz LLC, 5.0%, 9/15/2019		175,000	177,188
Suburban Propane Partners LP, 5.75%, 3/1/2025		180,000	151,200
Toll Brothers Finance Corp., 4.875%, 11/15/2025		375,000	363,750
TRI Pointe Group, Inc., 4.375%, 6/15/2019		175,000	168,875
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,020,000	1,068,450
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,295,000	1,282,050
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		49,500	52,408
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		378,000	397,845
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		330,000	278,850
144A, 8.5%, 10/15/2022		220,000	204,050
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		625,000	623,437
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		215,000	208,550
			42,745,847
Consumer Staples 2.8%
Aramark Services, Inc., 144A, 5.125%, 1/15/2024		235,000	246,163
Constellation Brands, Inc., 4.75%, 12/1/2025		95,000	99,275
Cott Beverages, Inc.:
5.375%, 7/1/2022		535,000	532,325
6.75%, 1/1/2020		245,000	257,862
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		395,000	407,837
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		305,000	266,875
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		260,000	223,600
144A, 7.25%, 6/1/2021		630,000	609,525
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		245,000	238,263
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		70,000	73,850
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		115,000	122,044
Smithfield Foods, Inc., 6.625%, 8/15/2022		11,000	11,605
The WhiteWave Foods Co., 5.375%, 10/1/2022		495,000	529,650
			3,618,874
Energy 6.5%
Antero Resources Corp.:
5.125%, 12/1/2022		430,000	366,575
5.375%, 11/1/2021		315,000	272,475
144A, 5.625%, 6/1/2023		250,000	213,750
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		275,000	206,250
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		330,000	234,300
Concho Resources, Inc., 5.5%, 4/1/2023		690,000	641,700
Continental Resources, Inc., 5.0%, 9/15/2022		1,130,000	857,670
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		120,000	85,200
Gulfport Energy Corp., 6.625%, 5/1/2023		130,000	110,175
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		225,000	153,000
144A, 5.75%, 10/1/2025		465,000	316,200
Holly Energy Partners LP, 6.5%, 3/1/2020		125,000	118,125
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		200,000	99,500
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	453,285
Laredo Petroleum, Inc., 6.25%, 3/15/2023		370,000	230,325
Memorial Resource Development Corp., 5.875%, 7/1/2022		225,000	153,000
Newfield Exploration Co.:
5.375%, 1/1/2026		190,000	164,350
5.75%, 1/30/2022		225,000	210,938
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		150,000	87,750
6.875%, 1/15/2023		90,000	51,975
Range Resources Corp., 144A, 4.875%, 5/15/2025		515,000	445,475
Rice Energy, Inc., 7.25%, 5/1/2023		60,000	48,000
RSP Permian, Inc.:
144A, 6.625%, 10/1/2022		65,000	58,175
6.625%, 10/1/2022		300,000	268,500
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		740,000	706,237
5.625%, 3/1/2025		310,000	281,325
Sunoco LP:
144A, 5.5%, 8/1/2020		195,000	186,225
144A, 6.375%, 4/1/2023		185,000	175,750
Tesoro Corp., 4.25%, 10/1/2017		235,000	238,525
Whiting Petroleum Corp., 6.25%, 4/1/2023		625,000	285,938
Williams Partners LP, 6.125%, 7/15/2022		380,000	334,520
WPX Energy, Inc., 7.5%, 8/1/2020		630,000	396,900
			8,452,113
Financials 7.9%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		790,000	815,675
AerCap Ireland Capital Ltd.:
4.625%, 10/30/2020		535,000	543,694
5.0%, 10/1/2021		155,000	159,069
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		270,000	272,025
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	883,200
CIT Group, Inc.:
3.875%, 2/19/2019		1,310,000	1,303,450
5.25%, 3/15/2018		645,000	663,544
CNO Financial Group, Inc.:
4.5%, 5/30/2020		95,000	94,644
5.25%, 5/30/2025		200,000	194,000
E*TRADE Financial Corp.:
4.625%, 9/15/2023		245,000	240,100
5.375%, 11/15/2022		225,000	233,863
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		300,000	311,250
(REIT), 5.375%, 4/1/2023		765,000	818,320
(REIT), 5.75%, 1/1/2025		225,000	232,875
(REIT), 5.875%, 1/15/2026		195,000	203,775
International Lease Finance Corp.:
3.875%, 4/15/2018		805,000	806,509
6.25%, 5/15/2019		345,000	370,012
Morgan Stanley, Series H, 5.45%, 7/29/2049		185,000	172,975
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	345,050
(REIT), 6.375%, 3/1/2024		400,000	410,000
(REIT), 6.875%, 5/1/2021		305,000	317,963
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		310,000	322,400
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		260,000	265,200
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		310,000	296,825
			10,276,418
Health Care 16.2%
Alere, Inc., 144A, 6.375%, 7/1/2023		255,000	279,863
Community Health Systems, Inc.:
5.125%, 8/15/2018		3,440,000	3,452,900
5.125%, 8/1/2021		65,000	65,325
7.125%, 7/15/2020		1,465,000	1,318,500
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		130,000	113,100
Endo Finance LLC:
144A, 5.75%, 1/15/2022		260,000	262,600
144A, 5.875%, 1/15/2023		265,000	263,675
Endo Ltd.:
144A, 6.0%, 7/15/2023		280,000	282,800
144A, 6.0%, 2/1/2025		185,000	184,075
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		250,000	271,563
144A, 6.5%, 9/15/2018		125,000	138,125
Fresenius Medical Care U.S. Finance, Inc., 144A, 5.75%, 2/15/2021		190,000	205,200
HCA, Inc.:
5.875%, 2/15/2026		820,000	844,600
6.5%, 2/15/2020		3,645,000	4,037,566
7.5%, 2/15/2022		460,000	519,708
Hologic, Inc., 144A, 5.25%, 7/15/2022		130,000	136,162
IMS Health, Inc., 144A, 6.0%, 11/1/2020		275,000	284,394
LifePoint Health, Inc.:
5.5%, 12/1/2021		325,000	335,563
5.875%, 12/1/2023		325,000	338,000
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		220,000	217,800
144A, 5.625%, 10/15/2023		405,000	397,912
Tenet Healthcare Corp.:
144A, 4.012% **, 6/15/2020		245,000	241,325
6.25%, 11/1/2018		2,000,000	2,105,000
6.75%, 6/15/2023		510,000	462,187
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		465,000	420,825
144A, 5.875%, 5/15/2023		430,000	362,813
144A, 6.125%, 4/15/2025		1,310,000	1,099,581
144A, 6.375%, 10/15/2020		295,000	270,663
144A, 6.75%, 8/15/2018		1,155,000	1,114,575
144A, 7.5%, 7/15/2021		1,235,000	1,163,987
			21,190,387
Industrials 12.5%
ADT Corp.:
3.5%, 7/15/2022		175,000	146,563
5.25%, 3/15/2020		405,000	398,925
6.25%, 10/15/2021		550,000	536,250
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		470,000	475,875
Allegion PLC, 5.875%, 9/15/2023		130,000	136,175
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		310,000	258,075
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	366,700
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		375,000	262,500
144A, 6.0%, 10/15/2022		305,000	215,025
144A, 7.5%, 3/15/2025		125,000	87,813
144A, 7.75%, 3/15/2020		1,365,000	1,092,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019		415,000	407,737
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,030,000	1,034,511
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	223,600
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		325,000	324,107
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		155,000	134,850
DR Horton, Inc., 4.0%, 2/15/2020		120,000	122,100
EnerSys, 144A, 5.0%, 4/30/2023		65,000	61,913
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		115,000	115,144
FTI Consulting, Inc., 6.0%, 11/15/2022		220,000	227,150
Garda World Security Corp., 144A, 7.25%, 11/15/2021		340,000	238,000
Gates Global LLC, 144A, 6.0%, 7/15/2022		225,000	167,344
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		530,000	557,825
144A, 5.0%, 11/15/2025		231,000	242,116
Masonite International Corp., 144A, 5.625%, 3/15/2023		270,000	279,450
Meritor, Inc.:
6.25%, 2/15/2024		255,000	207,749
6.75%, 6/15/2021		615,000	528,900
Moog, Inc., 144A, 5.25%, 12/1/2022		220,000	215,600
MTW Foodservice Escrow Corp., 144A, 9.5%, 2/15/2024		159,000	167,546
Nortek, Inc., 8.5%, 4/15/2021		235,000	242,637
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		325,000	315,250
Oshkosh Corp.:
5.375%, 3/1/2022		195,000	196,463
5.375%, 3/1/2025		30,000	29,625
Ply Gem Industries, Inc., 6.5% , 2/1/2022		510,000	432,987
SBA Communications Corp., 5.625%, 10/1/2019		215,000	223,600
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		340,000	347,650
Summit Materials LLC:
6.125%, 7/15/2023		385,000	343,612
144A, 8.5%, 4/15/2022 (b)		160,000	159,200
Titan International, Inc., 6.875%, 10/1/2020		210,000	153,300
Triumph Group, Inc., 5.25%, 6/1/2022		150,000	120,000
United Rentals North America, Inc.:
4.625%, 7/15/2023		210,000	210,000
6.125%, 6/15/2023		30,000	30,765
7.375%, 5/15/2020		1,490,000	1,562,637
7.625%, 4/15/2022		350,000	372,092
USG Corp., 144A, 5.5%, 3/1/2025		15,000	15,300
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		315,000	264,600
XPO Logistics, Inc., 144A, 6.5%, 6/15/2022		310,000	293,337
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020		547,000	550,419
144A, 4.5%, 4/29/2022		715,000	705,169
144A, 4.75%, 4/29/2025		570,000	544,350
			16,344,536
Information Technology 6.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		125,000	127,656
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,045,000	1,098,556
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		390,000	393,900
144A, 6.125%, 11/1/2023		150,000	151,500
Cardtronics, Inc., 5.125%, 8/1/2022		175,000	169,750
CDW LLC:
5.5%, 12/1/2024		445,000	459,462
6.0%, 8/15/2022		1,230,000	1,306,875
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		365,000	383,976
EarthLink Holdings Corp., 7.375%, 6/1/2020		285,000	287,138
Entegris, Inc., 144A, 6.0%, 4/1/2022		185,000	187,313
First Data Corp.:
144A, 6.75%, 11/1/2020		1,453,000	1,533,641
144A, 7.0%, 12/1/2023		385,000	385,000
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		325,000	344,906
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		285,000	247,238
Informatica LLC, 144A, 7.125%, 7/15/2023		130,000	119,600
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		305,000	260,775
NCR Corp.:
5.875%, 12/15/2021		65,000	63,863
6.375%, 12/15/2023		165,000	161,700
NXP BV, 144A, 3.75%, 6/1/2018		720,000	727,200
Open Text Corp., 144A, 5.625%, 1/15/2023		245,000	241,325
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		185,000	164,650
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	30,300
			8,846,324
Materials 9.6%
ArcelorMittal SA, 5.125%, 6/1/2020		85,000	75,863
Ardagh Packaging Finance PLC:
144A, 3.512% **, 12/15/2019		390,000	379,275
144A, 6.75%, 1/31/2021		410,000	384,887
Ashland, Inc., 4.75%, 8/15/2022		1,000,000	987,500
Ball Corp.:
4.375%, 12/15/2020		160,000	167,200
5.25%, 7/1/2025		325,000	338,812
Berry Plastics Corp., 5.5%, 5/15/2022		505,000	525,200
Cascades, Inc., 144A, 5.5%, 7/15/2022		175,000	164,937
Chemours Co.:
144A, 6.625%, 5/15/2023		250,000	180,625
144A, 7.0%, 5/15/2025		110,000	79,750
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		240,000	229,200
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		245,000	209,475
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		390,000	310,050
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		471,000	242,565
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		900,000	823,500
2.375%, 3/15/2018		525,000	452,812
Greif, Inc., 7.75%, 8/1/2019		110,000	121,825
Hexion, Inc., 6.625%, 4/15/2020		323,000	255,170
Huntsman International LLC, 5.125%, 4/15/2021	EUR	225,000	221,514
Kaiser Aluminum Corp., 8.25%, 6/1/2020		300,000	312,000
Novelis, Inc., 8.75%, 12/15/2020		1,330,000	1,233,575
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	193,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		310,000	297,600
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		280,000	226,800
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		2,690,000	2,763,975
6.875%, 2/15/2021		580,000	600,300
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		145,000	149,350
144A, 5.125%, 12/1/2024		75,000	77,813
Tronox Finance LLC:
6.375%, 8/15/2020		240,000	150,600
144A, 7.5%, 3/15/2022		300,000	185,250
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		120,000	124,800
144A, 5.625%, 10/1/2024		60,000	62,550
			12,527,773
Telecommunication Services 17.6%
B Communications Ltd., 144A, 7.375%, 2/15/2021		330,000	356,400
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		110,000	111,375
Series T, 5.8%, 3/15/2022		440,000	427,350
Series S, 6.45%, 6/15/2021		610,000	619,528
Series W, 6.75%, 12/1/2023		625,000	610,937
CommScope, Inc.:
144A, 4.375%, 6/15/2020		165,000	167,888
144A, 5.0%, 6/15/2021		305,000	298,900
CyrusOne LP, 6.375%, 11/15/2022		405,000	411,075
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		315,000	225,225
144A, 8.25%, 9/30/2020		1,337,000	1,042,860
Digicel Ltd.:
144A, 6.75%, 3/1/2023		470,000	400,675
144A, 7.0%, 2/15/2020		200,000	177,000
Frontier Communications Corp.:
6.25%, 9/15/2021		185,000	163,956
7.125%, 1/15/2023		620,000	539,208
8.25%, 4/15/2017		357,000	375,742
8.5%, 4/15/2020		610,000	620,675
144A, 10.5%, 9/15/2022		835,000	843,350
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		245,000	265,213
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		510,000	331,500
7.25%, 10/15/2020		725,000	500,250
Level 3 Financing, Inc.:
5.375%, 8/15/2022		1,340,000	1,376,850
144A, 5.375%, 1/15/2024		230,000	235,750
5.375%, 5/1/2025		265,000	269,638
6.125%, 1/15/2021		1,340,000	1,400,300
7.0%, 6/1/2020		415,000	435,231
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		370,000	337,976
Plantronics, Inc., 144A, 5.5%, 5/31/2023		130,000	124,150
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020		295,000	289,838
Sprint Corp., 7.125%, 6/15/2024		1,395,000	993,937
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		130,000	133,575
6.375%, 3/1/2025		661,000	667,610
6.464%, 4/28/2019		395,000	405,862
6.5%, 1/15/2026		20,000	20,267
6.625%, 11/15/2020		260,000	270,400
6.625%, 4/1/2023		1,900,000	1,985,500
Telesat Canada, 144A, 6.0%, 5/15/2017		2,560,000	2,563,200
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		225,000	227,813
Windstream Services LLC:
7.75%, 10/15/2020		70,000	57,817
7.875%, 11/1/2017		1,710,000	1,791,225
Zayo Group LLC:
6.0%, 4/1/2023		515,000	507,275
6.375%, 5/15/2025		330,000	315,150
			22,898,471
Utilities 2.4%
Calpine Corp.:
5.375%, 1/15/2023		290,000	270,425
5.75%, 1/15/2025		290,000	261,000
DPL, Inc., 6.5%, 10/15/2016		106,000	107,325
Dynegy, Inc.:
7.375%, 11/1/2022		320,000	267,200
7.625%, 11/1/2024		580,000	479,950
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		300,000	210,000
NGL Energy Partners LP, 5.125%, 7/15/2019		230,000	135,125
NRG Energy, Inc.:
6.25%, 5/1/2024		1,255,000	1,041,650
7.875%, 5/15/2021		260,000	245,375
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		115,000	92,575
			3,110,625
Total Corporate Bonds (Cost $156,924,712)			150,011,368
Government & Agency Obligation 0.6%
Other Government Related (c)
VTB Bank OJSC, 144A, 6.315%, 2/22/2018 (Cost $750,000)		750,000	774,330
Loan Participations and Assignments 16.5%
Senior Loans **
Consumer Discretionary 3.9%
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		615,754	610,877
CSC Holdings, Inc., Term Loan B, 2.939%, 4/17/2020		2,402,516	2,386,503
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		1,195,000	1,199,858
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		892,125	868,430
			5,065,668
Consumer Staples 1.2%
Albertson's LLC, Term Loan B2, 5.5%, 3/21/2019		928,951	919,146
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		294,032	291,767
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		280,013	278,262
			1,489,175
Financials 0.0%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		466,667	0
Health Care 2.2%
AmSurg Corp., First Lien Term Loan B, 3.5%, 7/16/2021		349,675	348,435
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		131,471	125,692
Term Loan H, 4.0%, 1/27/2021		241,903	230,439
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		581,150	581,441
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		874,220	822,703
Term Loan B, 3.75%, 12/11/2019		741,373	698,929
			2,807,639
Industrials 2.3%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		281,455	282,133
Hertz Corp., Term Loan B, 3.75%, 3/11/2018		448,843	445,268
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		383,175	364,654
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,347,538	1,311,829
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		694,941	636,739
			3,040,623
Information Technology 0.9%
First Data Corp., Term Loan, 4.434%, 3/24/2021		1,215,000	1,199,509
Materials 2.6%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		1,324,825	1,210,837
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,095,948	1,084,134
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		974,937	958,597
PolyOne Corp., Term Loan B, 3.75%, 11/11/2022		170,000	170,027
			3,423,595
Telecommunication Services 1.2%
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		38,900	38,536
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		560,000	553,560
Term Loan B, 4.0%, 1/15/2020		1,020,000	1,020,214
			1,612,310
Utilities 2.2%
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		2,089,500	1,984,377
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		948,188	934,112
			2,918,489
Total Loan Participations and Assignments (Cost $22,536,968)			21,557,008
Convertible Bond 0.7%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (Cost $782,404)		791,317	928,452
Preferred Security 0.5%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $434,935)		810,000	607,500
		Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		12	24,626
Industrials 0.0%
Congoleum Corp.*		14,300	0
Quad Graphics, Inc.		176	2,228
			2,228
Materials 0.1%
GEO Specialty Chemicals, Inc.*		85,760	38,626
GEO Specialty Chemicals, Inc. 144A*		1,283	578
			39,204
Total Common Stocks (Cost $198,936)			66,058
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $124,997)		775	603
Cash Equivalents 1.8%
Central Cash Management Fund, 0.33% (e) (Cost $2,388,157)		2,388,157	2,388,157
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $184,141,109) †		135.3	176,333,476
Other Assets and Liabilities, Net		2.3	3,014,227
Notes Payable		(37.6)	(49,000,000)
Net Assets		100.0	130,347,703

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.50%	6/15/2020	466,667	USD	467,631	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	300,000	USD	185,424	210,000
					653,055	210,000

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2016.
†	The cost for federal income tax purposes was $184,852,949. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $8,519,473. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,515,854 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,035,327.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	43,975	24,626	0.02

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
As of February 29, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	205,000	USD	222,916	4/14/2016	(403)	Citigroup, Inc.
USD	11,279	EUR	10,000	4/14/2016	(386)	Citigroup, Inc.
Total unrealized depreciation					(789)

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Corporate Bonds	$—	$150,011,368	$—	$150,011,368
Government & Agency Obligation	—	774,330	—	774,330
Loan Participations and Assignments	—	21,557,008	0	21,557,008
Convertible Bond	—	—	928,452	928,452
Preferred Security	—	607,500	—	607,500
Common Stocks	2,228	—	63,830	66,058
Warrant	—	—	603	603
Short-Term Investments (f)	2,388,157	—	—	2,388,157
Total	$2,390,385	$172,950,206	$992,885	$176,333,476
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(789)	$—	$(789)
Total	$—	$(789)	$—	$(789)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 29, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (789)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016